Provisions (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other provisions [abstract]
Provisions for litigation costs	€ 2,183	€ 3,241
Provisions for litigation costs, utilized	1,437
Estimated legal cost	€ 437